Eaton Vance
New York Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47(1)	$4,000	$ 4,118,560
Green Bonds, 5.25%, 9/15/52	3,000	3,122,678
		$ 7,241,238
Education — 11.5%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 4.75%, 6/1/54	$1,350	$ 1,226,066
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(2)	215	207,957
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	2,000	2,085,542
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/42	1,175	1,062,983
5.00%, 9/1/38	1,480	1,537,025
5.00%, 9/1/39	1,125	1,159,662
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	241,813
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,640	1,531,800
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	2,565	2,234,778
5.00%, 7/1/53	2,265	2,281,903
New York Dormitory Authority, (Barnard College), 4.00%, 7/1/49	2,000	1,718,751
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/47	1,050	1,111,450
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	2,500	2,636,183
New York Dormitory Authority, (New York University):
4.00%, 7/1/46	3,000	2,674,443
5.00%, 7/1/41	1,700	1,805,824
New York Dormitory Authority, (Pace University), 5.25%, 5/1/41	425	434,000
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,750	1,510,809
New York Dormitory Authority, (University of New York):
5.00%, 7/1/34	2,000	2,257,222
Green Bonds, 5.00%, 7/1/43	550	571,446
Onondaga Civic Development Corp., NY, (Syracuse University):
5.00%, 12/1/35	500	568,845
Security	Principal Amount (000's omitted)	Value
Education (continued)
Onondaga Civic Development Corp., NY, (Syracuse University): (continued)
5.00%, 12/1/36	$1,500	$ 1,684,295
5.00%, 12/1/40	1,100	1,186,980
5.00%, 12/1/41	1,000	1,068,481
Onondaga County Trust for Cultural Resources, NY, (Syracuse University), 5.00%, 12/1/45	2,345	2,382,101
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	2,725	2,815,597
		$ 37,995,956
Electric Utilities — 2.1%
Utility Debt Securitization Authority, NY:
5.00%, 12/15/41	$3,500	$ 3,772,105
Green Bonds, 5.00%, 9/15/52	3,050	3,123,067
		$ 6,895,172
General Obligations — 9.8%
Nassau County, NY, 4.00%, 4/1/50	$1,480	$ 1,316,379
New York:
5.00%, 3/15/38	1,250	1,373,926
5.00%, 3/15/38	2,250	2,473,067
5.00%, 3/15/39	2,375	2,590,451
5.00%, 3/15/39	2,210	2,463,074
5.00%, 3/15/40	2,125	2,294,952
5.00%, 3/15/40	2,510	2,764,297
New York, NY:
4.00%, 9/1/46	2,000	1,779,256
4.00%, 4/1/50	1,775	1,548,406
5.00%, 8/1/33	1,240	1,397,653
5.00%, 9/1/48	2,000	2,037,987
5.25%, 5/1/42	1,665	1,750,407
5.50%, 5/1/44	2,500	2,654,575
5.50%, 5/1/46	2,600	2,740,130
Puerto Rico:
5.625%, 7/1/29	1,634	1,723,788
5.75%, 7/1/31	1,000	1,079,284
Valley Stream, NY:
2.25%, 5/15/27	215	208,099
2.375%, 5/15/28	255	242,800
		$ 32,438,531
Hospital — 2.3%
Dutchess County Local Development Corp., NY, (Health Quest System, Inc.), 4.00%, 7/1/41	$4,965	$ 4,535,238

Eaton Vance
New York Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	$505	$ 366,862
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/42	500	510,977
5.25%, 11/1/43	500	508,033
5.50%, 11/1/44	500	520,323
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	1,500	1,242,539
		$ 7,683,972
Housing — 5.3%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.60%, 11/1/46	$1,000	$ 666,659
Sustainable Development Bonds, 2.85%, 11/1/39	3,930	3,057,781
Sustainable Development Bonds, 4.30%, 11/1/45	1,485	1,389,225
Sustainable Development Bonds, 5.00%, 11/1/54	1,145	1,152,643
New York Housing Finance Agency, Sustainability Bonds, 2.60%, 11/1/46	1,500	996,632
New York Mortgage Agency:
3.65%, 4/1/32	115	115,169
Social Bonds, 4.55%, 10/1/49	6,000	5,672,821
Social Bonds, 4.875%, 10/1/48	2,000	2,004,457
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/42	2,500	2,426,996
		$ 17,482,383
Industrial Development Revenue — 4.8%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32	$1,125	$ 1,132,702
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	930	872,676
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	2,000	2,016,413
(AMT), 5.00%, 10/1/40	4,165	4,147,094
(AMT), 6.00%, 4/1/35	1,335	1,452,971
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 3.00%, 8/1/31	2,795	2,570,573
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	4,000	3,628,853
		$ 15,821,282
Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.6%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 7,508,269
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AG), 5.00%, 10/1/34	1,000	1,133,974
		$ 8,642,243
Insured - Electric Utilities — 1.0%
New York Power Authority, Green Transmission Revenue:
Green Bonds, (AG), 5.00%, 11/15/48	$1,000	$ 1,014,990
Green Bonds, (AG), 5.25%, 11/15/39	1,000	1,101,357
Green Bonds, (AG), 5.25%, 11/15/40	1,000	1,095,623
		$ 3,211,970
Insured - Escrowed/Prerefunded — 3.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,876,163
		$ 9,876,163
Insured - General Obligations — 1.2%
Nassau County, NY, (AG), 4.00%, 4/1/47	$1,925	$ 1,721,794
Oswego, NY:
(BAM), 4.00%, 4/15/43	1,455	1,392,812
(BAM), 4.00%, 4/15/45	1,020	957,352
		$ 4,071,958
Insured - Hospital — 0.9%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,500	$ 1,286,746
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	245	255,269
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/48	1,300	1,394,869
		$ 2,936,884
Insured - Other Revenue — 0.8%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AG), 0.00%, 3/1/31	$1,690	$ 1,367,902
(AG), 4.00%, 3/1/32	1,130	1,141,620
		$ 2,509,522
Insured - Transportation — 2.2%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$3,250	$ 2,801,387

Eaton Vance
New York Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	$2,155	$ 2,158,330
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AG), (AMT), 5.00%, 6/30/49	1,960	1,931,974
Green Bonds, (AG), (AMT), 5.00%, 6/30/54	455	441,505
		$ 7,333,196
Lease Revenue/Certificates of Participation — 0.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$3,000	$ 3,079,900
		$ 3,079,900
Other Revenue — 1.2%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$4,000	$ 3,811,282
		$ 3,811,282
Senior Living/Life Care — 2.0%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$ 4,503,398
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), Series 2020B, 5.00%, 12/1/40	2,000	1,976,329
		$ 6,479,727
Special Tax Revenue — 23.9%
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	$965	$ 847,771
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/48	3,420	3,030,387
4.375%, 5/1/53	2,000	1,848,224
5.00%, 11/1/33	325	367,740
5.00%, 5/1/49	2,000	2,041,146
5.50%, 11/1/45(1)	10,000	10,588,500
(SPA: Barclays Bank PLC), 3.90%, 11/1/44(3)	2,000	2,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	1,375	1,225,249
4.00%, 3/15/47	1,395	1,242,238
4.00%, 3/15/48	1,930	1,707,026
4.00%, 3/15/54	1,350	1,167,181
5.00%, 3/15/49	2,855	2,877,700
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/48	$2,000	$ 1,768,110
5.00%, 3/15/45	4,000	4,037,120
5.00%, 3/15/51	1,500	1,520,834
5.00%, 3/15/53	2,000	2,023,968
New York State Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/55	2,000	1,717,505
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	4,000	4,067,728
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,445	6,068,571
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/38	3,150	3,441,403
5.25%, 12/1/54	2,500	2,581,942
Green Bonds, 5.25%, 5/15/47(1)	3,000	3,108,870
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
4.00%, 5/15/46	1,260	1,129,583
Series 2021A, 5.00%, 5/15/51	2,500	2,514,124
Series 2021C, 5.00%, 5/15/51	6,000	6,037,196
Green Bonds, 5.25%, 5/15/47	2,500	2,590,723
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,500	2,202,009
5.00%, 5/15/48	5,000	5,111,253
		$ 78,864,101
Transportation — 17.8%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.90%, 11/1/32(3)	$2,000	$ 2,000,000
(LOC: Barclays Bank PLC), 3.90%, 11/15/50(3)	2,400	2,400,000
Green Bonds, 4.00%, 11/15/45	2,000	1,723,114
Green Bonds, 4.75%, 11/15/45	900	878,327
Green Bonds, 5.00%, 11/15/35	2,000	2,213,203
Green Bonds, 5.00%, 11/15/46	1,500	1,484,069
New York State Thruway Authority:
4.00%, 1/1/45	3,000	2,678,023
5.00%, 1/1/49	3,250	3,310,223
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,145	2,146,545
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	1,989,551
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,500	1,515,653
(AMT), 5.00%, 7/1/41	2,150	2,150,075

Eaton Vance
New York Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment): (continued)
(AMT), 5.00%, 7/1/46	$7,100	$ 6,883,166
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,960	1,692,116
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,210,797
Port Authority of New York and New Jersey:
4.00%, 11/1/49	1,170	1,013,332
5.00%, 1/15/31	1,135	1,264,879
5.00%, 1/15/42	2,500	2,649,279
6.125%, 6/1/94	2,500	2,503,638
(AMT), 5.00%, 8/1/37	2,550	2,645,971
(AMT), 5.00%, 1/15/47	2,000	2,010,257
(AMT), 5.50%, 8/1/52	2,000	2,059,589
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	4,000	2,987,261
5.00%, 11/15/51	7,545	7,590,232
		$ 58,999,300
Water and Sewer — 7.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$5,260	$ 4,570,499
5.00%, 6/15/43	2,500	2,604,690
5.00%, 6/15/47	2,000	2,034,103
5.00%, 6/15/50	5,000	5,037,369
5.25%, 6/15/52	3,025	3,116,484
(SPA: TD Bank, N.A.), 3.95%, 6/15/43(3)	2,135	2,135,000
Suffolk County Water Authority, NY, 3.25%, 6/1/42	5,000	4,118,750
		$ 23,616,895
Total Tax-Exempt Municipal Obligations (identified cost $343,463,436)		$338,991,675

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 812,523
		$ 812,523
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$2,000	$ 2,022,347
		$ 2,022,347
Total Taxable Municipal Obligations (identified cost $2,794,775)		$ 2,834,870
Total Investments — 103.4% (identified cost $346,258,211)		$341,826,545
Other Assets, Less Liabilities — (3.4)%		$(11,337,647)
Net Assets — 100.0%		$330,488,898
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $8,263,633 or 2.5% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 4.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
New York Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$338,991,675	$ —	$338,991,675
Taxable Municipal Obligations	—	2,834,870	—	2,834,870
Total Investments	$ —	$341,826,545	$ —	$341,826,545
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.